Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income	$ 412,293	$ 409,167	$ 411,768
Adjustments to reconcile net income to net cash provided by operating activities:
Credit loss expense	15,092	31,802	34,576
Specific reserve, other real estate owned	1,296	632	2,538
Depreciation of bank premises and equipment	23,349	22,524	21,944
Gain on sale of bank premises and equipment	(23)	(378)	(198)
Loss (gain) on sale of other real estate owned	518	182	(7,370)
Accretion of investment securities discounts	(4,536)	(3,022)	(1,913)
Amortization of investment securities premiums	4,475	5,553	6,901
Investment securities transactions, net	1	1	3
Unrealized (gain) loss on equity securities with readily determinable fair values	(180)	24	(59)
Stock based compensation expense	104	214	330
Earnings from affiliates and other investments	(5,504)	(7,360)	(983)
Deferred tax expense (benefit)	14,066	(11,466)	22,950
Increase in accrued interest receivable	(255)	(6,873)	(19,515)
Decrease (increase) in other assets	34,619	(8,067)	(7,297)
(Decrease) increase in other liabilities	(4,258)	41,015	10,757
Net cash provided by operating activities	491,057	473,948	474,432
Investing activities:
Proceeds from maturities of securities	1,325	2,075	51,167
Proceeds from sales and calls of available for sale securities	15,490	3,750	2,045
Purchases of available for sale securities	(813,002)	(984,543)	(1,079,215)
Principal collected on mortgage backed securities	987,467	833,690	629,194
Net increase in loans	(664,746)	(812,477)	(632,976)
Purchases of other investments	(131,062)	(48,052)	(31,256)
Distributions from other investments	21,898	32,007	12,175
Purchases of bank premises and equipment	(18,121)	(14,147)	(27,497)
Proceeds from sales of bank premises and equipment	23	874	269
Proceeds from sales of other real estate owned	9,035	1,760	8,888
Net cash used in investing activities	(591,693)	(985,063)	(1,067,206)
Financing activities:
Net decrease in non-interest bearing demand deposits	(126,136)	(418,501)	(815,210)
Net increase (decrease) in savings and interest bearing demand deposits	149,021	231,425	(377,236)
Net increase in time deposits	301,777	474,366	356,993
Net increase in securities sold under repurchase agreements	50,222	4,906	99,225
Paydowns on long-term other borrowed funds	(209)	(204)	(199)
Redemption of long-term debt			(25,774)
Purchase of treasury stock	(4,608)	(963)	(4,611)
Proceeds from stock transactions	1,466	3,758	1,167
Payments of cash dividends	(87,062)	(82,078)	(78,247)
Net cash provided by (used in) financing activities	284,471	212,709	(843,892)
Increase (decrease) in cash and cash equivalents	183,835	(298,406)	(1,436,666)
Cash and cash equivalents at beginning of period	352,652	651,058	2,087,724
Cash and cash equivalents at end of period	536,487	352,652	651,058
Supplemental cash flow information:
Interest paid	216,598	201,827	117,936
U.S. federal income taxes paid	64,901	43,479	69,799
Non-cash investing and financing activities:
Net transfers from loans to other real estate owned	15,092	3,727	600
Net transfers from loans to other investments		25,551
TEXAS
Supplemental cash flow information:
State income/franchise taxes paid (refunded)	$ 4,769	5,500	2,305
Other states
Supplemental cash flow information:
State income/franchise taxes paid (refunded)		$ 2,125	$ (1,468)